Income Taxes - Schedule of Tax Effects of Temporary Differences That Give Rise To The Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss carryforwards	$ 4,983,415	$ 3,199,412
Research and development credits	421,880	326,551
Share-based compensation	249,874	43,526
Other accruals	147,659	0
Net deferred tax assets	5,802,828	3,569,489
Deferred tax liabilities:
Prepaid expenses	(527,181)	0
Net deferred tax assets	5,275,647	3,569,489
Less: valuation allowance	(5,275,647)	(3,569,489)
Deferred tax assets, net	$ 0	$ 0